Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Non-controlling interest
Beginning balance at Jun. 28, 2015	$ 152,401	$ 71	$ 89,560	$ 213,442	$ (26,859)	$ (135,902)	$ 12,089
Net income	14,122			9,149			4,973
Currency translation adjustments	(5,248)				(4,934)		(314)
Pension and postretirement funded status adjustment, net of tax	(5,880)				(5,880)
Cash dividends declared ($0.52, $0.56, and $0.56 per share for the twelve month period ended 2016, 2017, and 2018, respectively)	(1,863)			(1,863)
Cash dividends paid to non-controlling interests of subsidiaries	(1,568)						(1,568)
Stock-based compensation and shortfall tax benefit	2,075		2,075
Stock option exercises	364	1	363
Employee stock purchases	109		78			31
Ending balance at Jul. 03, 2016	154,512	72	92,076	220,728	(37,673)	(135,871)	15,180
Net income	12,110			7,197			4,913
Currency translation adjustments	(426)				(983)		557
Pension and postretirement funded status adjustment, net of tax	5,768				5,768
Cash dividends declared ($0.52, $0.56, and $0.56 per share for the twelve month period ended 2016, 2017, and 2018, respectively)	(2,012)			(2,012)
Cash dividends paid to non-controlling interests of subsidiaries	(1,964)						(1,964)
Contribution from non-controlling interestsof subsidiaries	2,940						2,940
Stock-based compensation and shortfall tax benefit	1,601		1,601
Stock option exercises	79		79
Employee stock purchases	106		57			49
Ending balance at Jul. 02, 2017	172,714	72	93,813	225,913	(32,888)	(135,822)	21,626
Net income	15,628			12,283			3,345
Currency translation adjustments	(2,219)				(1,153)		(1,066)
Pension and postretirement funded status adjustment, net of tax	602				602
Cash dividends declared ($0.52, $0.56, and $0.56 per share for the twelve month period ended 2016, 2017, and 2018, respectively)	(2,034)			(2,034)
Cash dividends paid to non-controlling interests of subsidiaries	(2,817)						(2,817)
Stock-based compensation	1,130		1,130
Stock option exercises	140	1	139
Employee stock purchases	102		58			44
Ending balance at Jul. 01, 2018	$ 183,246	$ 73	$ 95,140	$ 236,162	$ (33,439)	$ (135,778)	$ 21,088